Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Loss
Net income (loss)	$ 1,474	$ (2,193)	$ (7,130)	$ (11,387)
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(6)	(8)	(16)
Other comprehensive income, net of tax	(6)	(8)	(16)
Comprehensive loss	$ 1,468	$ (2,201)	$ (7,146)	$ (11,387)